Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company
32	Condensed financial information of the parent company

The Group’s PRC VIEs and PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Group. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The Group’s subsidiaries are also required to set aside at least 10% of its net income based on PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Group’s operations and revenues are conducted and generated in China, all of the Group’s revenues being earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Group may be unable to distribute any dividends outside of China due to PRC foreign exchange control regulations that restrict the Group’s ability to convert RMB into US Dollars.

Regulation S-X requires the condensed financial information of registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Group’s PRC subsidiary and VIE exceed 25% of the consolidated net assets of the Group.

The condensed financial information of the parent company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Group uses the equity method to account for investments in its subsidiaries. The footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Group, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Group.

On January 8, 2014, the Group was incorporated in the Cayman Islands with one subscriber’s share allotted and issued at par value of HKD0.0001, representing 100% of the entire ordinary share of the Group. The shareholder as well as shareholder’s equity remained the same until the reorganization with Sincere Fame.

Condensed balance sheets

	December 31, 2022	December 31, 2023
	RMB	RMB
Assets
Cash and cash equivalents	5,080,204	12,927,318
investment securities	11,320,828	5,305,137
Investments in subsidiaries	392,559,403	392,559,403
Other assets	212,636,091	196,071,985
Total assets	621,596,526	606,863,843
Liabilities and shareholders’ equity

Accrued employee benefits	620,748	425,994
Other operating liabilities	10,827,876	12,485,706
Total liabilities	11,448,624	12,911,700
Ordinary shares (USD0.0001 par value; 3,800,000,000 shares authorized; 1,559,576,960 shares issued and 1,371,643,240 shares outstanding as of December 31, 2022 and December 31, 2023, respectively)	916,743	916,743
Treasury stock	(87,631,475)	(101,277,607)
Additional paid-in capital	705,422,445	705,422,445
Retained earnings	(7,944,752)	(16,951,566)
Accumulated other comprehensive losses	(615,059)	5,842,128
Total shareholders’ equity	610,147,902	593,952,143

Total liabilities and shareholders’ equity	621,596,526	606,863,843

Condensed statements of comprehensive income

	Year ended December 31
	2022	2023
	RMB	RMB
Interest and fees income
Interest income on debt securities	621,472	-
Interest on deposits with banks	20,593	11,254
Total interest and fees income	642,065	11,254

Realized gains/(losses) on sales of investments, net	2,889,427	(5,691,380)
Other (losses)/gains, net	(22)	987,920
Total non-interest income	2,889,405	(4,703,460)

Operating expenses
Employee compensation and benefits	(620,748)	(892,811)
Other expenses	(3,388,044)	(3,421,797)
Total operating expenses	(4,008,792)	(4,314,608)

Losses before income tax expense	(477,322)	(9,006,814)
Net losses	(477,322)	(9,006,814)
Other comprehensive income
Foreign currency translation adjustment	23,937,221	6,457,187
Comprehensive income/ (losses)	23,459,899	(2,549,627)

Condensed statements of cash flows

	Year ended December 31
	2022	2023
	RMB	RMB
Cash flows from operating activities:
Net losses	(477,322)	(9,006,814)
Other operating assets	67,500,641	22,579,797
Other operating liabilities	1,751,140	1,463,075
Net cash provided by operating activities	68,774,459	15,036,058
Cash flows from financing activities:
Repurchase of ordinary shares	(87,631,475)	(13,646,132)
Net cash used in financing activities	(87,631,475)	(13,646,132)
Net (decrease)/ increase in cash and cash equivalents	(18,857,016)	1,389,926
Cash and cash equivalents at the beginning of year	-	5,080,204
Effect of exchange rate change on cash and cash equivalents	23,937,220	6,457,188
Cash and cash equivalents at the end of year	5,080,204	12,927,318